SEGMENT INFORMATION - Revenue from external customers by geographic area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT INFORMATION
Revenue	$ 840,755	$ 778,308	$ 686,362
Singapore
SEGMENT INFORMATION
Revenue	148,218	162,582	158,887
United States of America
SEGMENT INFORMATION
Revenue	113,374	109,890	103,524
Malaysia
SEGMENT INFORMATION
Revenue	108,242	98,532	81,163
Vietnam
SEGMENT INFORMATION
Revenue	93,972	87,827	77,951
Others
SEGMENT INFORMATION
Revenue	$ 376,949	$ 319,477	$ 264,837